Portfolio of Investments (unaudited)

As of July 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
BANK LOANS—0.6%
AUSTRALIA—0.6%
AUD	11,000	Brickworks Ltd. Term Loan C, 3.59%, 02/20/2026 (a)(b)	$7,533,182
		Total Bank Loans — 0.6% (cost $8,716,952)	7,533,182

CORPORATE BONDS—72.2%
AUSTRALIA—2.7%
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020 (c)	1,808,134
USD	6,000	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (c)(d)	6,615,000
AUD	5,733	Brisbane Square Finance Pty Ltd., Zero Coupon, 11/25/2025 (b)(e)(f)	4,440,995
AUD	6,873	CF Asia Pacific Group Pty Ltd., 8.35%, 08/31/2019 (b)(c)(f)	4,740,150
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	5,513,873
USD	9,100	Santos Finance Ltd., 4.13%, 06/14/2027 (c)(g)	9,052,152
			32,170,304
BAHRAIN—0.6%
USD	6,140	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024 (c)	6,866,816
			6,866,816
CHINA—18.9%
USD	1,000	Agile Group Holdings Ltd., 8.50%, 07/18/2020 (c)(g)	1,063,692
CNY	20,000	Agricultural Development Bank of China, 4.37%, 05/25/2023	3,010,878
USD	3,200	Baidu, Inc., 4.88%, 08/14/2028 (g)	3,516,938
CNH	10,000	Bank of China Ltd., 4.88%, 04/20/2020	1,464,661
SGD	1,250	China Aoyuan Group Ltd., 7.15%, 09/07/2020 (c)(g)	920,753
USD	6,400	China Aoyuan Group Ltd., 7.95%, 09/07/2020 (c)(g)	6,636,266
USD	4,000	China Construction Bank Corp., (fixed rate to 02/27/2024, variable rate thereafter), 4.25%, 02/27/2024 (c)(g)	4,137,320
CNY	30,000	China Development, 3.03%, 01/18/2022	4,352,146
CNY	90,000	China Development Bank, 4.88%, 02/09/2028	14,132,046
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,161,366
USD	6,800	China Evergrande Group, 8.25%, 03/23/2020 (c)(g)	6,578,245
CNY	10,000	China National Petroleum Corp., 3.72%, 09/20/2021	1,464,151
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023 (c)	7,648,130
USD	4,000	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022 (c)	3,996,366
USD	7,000	CIFI Holdings Group Co. Ltd., 6.55%, 03/28/2022 (c)(g)	6,887,499
USD	8,300	CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/2025 (c)	8,905,074
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023 (c)	8,003,245
USD	3,200	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	3,408,637
USD	3,110	Country Garden Holdings Co. Ltd., 8.00%, 09/27/2021 (c)(g)	3,379,571
SGD	2,500	Eastern Air Overseas Hong Kong Co. Ltd., 2.80%, 11/16/2020 (c)	1,808,184
CNY	20,000	Export-Import Bank of China, 4.37%, 06/19/2023	3,009,207
CNH	40,000	Franshion Brilliant Ltd., 5.20%, 03/08/2021	5,933,995
USD	3,200	Fufeng Group Ltd., 5.88%, 08/28/2021 (c)	3,328,832
USD	3,000	Geely Automobile Holdings Ltd., 3.63%, 01/25/2023 (c)	3,011,160
USD	4,086	Health and Happiness H&H International Holdings Ltd., 7.25%, 09/03/2019 (c)(g)	4,148,664
USD	4,000	Hilong Holding Ltd., 7.25%, 06/22/2020 (c)	3,990,000
USD	3,500	Huarong Finance II Co. Ltd., 3.25%, 06/03/2021 (c)	3,500,910
USD	4,300	Industrial & Commercial Bank of China Ltd., (fixed rate to 12/10/2019, variable rate thereafter), 6.00%, 12/10/2019 (c)(d)	4,332,284
USD	6,500	Logan Property Holdings Co. Ltd., 6.88%, 04/24/2020 (c)(g)	6,643,650
USD	5,500	Poly Real Estate Finance Ltd., 3.95%, 02/05/2023 (c)	5,586,405

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	3,500	Postal Savings Bank of China Co. Ltd., (fixed rate to 09/27/2022, variable rate thereafter), 4.50%, 09/27/2022 (c)(d)	$3,495,625
USD	5,000	Powerchina Real Estate Group Ltd., 4.50%, 12/06/2021 (c)	5,131,400
USD	1,000	Scenery Journey Ltd., 11.00%, 11/06/2020 (c)	1,035,010
USD	6,800	Shimao Property Holdings Ltd., 4.75%, 07/03/2020 (c)(g)	6,841,261
USD	3,000	Sinochem International Development Pte Ltd., 3.13%, 07/25/2022 (c)	2,997,540
USD	5,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023 (c)	5,264,583
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024 (c)	6,313,413
USD	14,738	State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/2027 (c)	15,319,023
USD	5,000	Sunac China Holdings Ltd., 7.95%, 08/08/2020 (c)(g)	5,081,246
USD	3,400	Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/2023 (c)	3,415,334
USD	3,330	Tencent Holdings Ltd., 3.98%, 01/11/2029 (c)(g)	3,510,606
USD	5,400	Tianqi Finco Co. Ltd., 3.75%, 11/28/2022 (c)	4,644,308
USD	7,400	Times China Holdings Ltd., 6.60%, 11/30/2020 (c)(g)	7,385,756
USD	11,000	Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/2027 (c)	11,132,425
USD	5,400	Voyage Bonds Ltd., 3.38%, 09/28/2022 (c)	5,388,937
USD	3,400	Weibo Corp., 3.50%, 06/05/2024 (g)	3,412,297
USD	2,882	Yingde Gases Investment Ltd., 6.25%, 01/19/2021 (c)(g)	2,928,359
			229,257,398
ECUADOR—0.2%
USD	2,427	International Airport Finance SA, 12.00%, 03/15/2024 (c)(f)	2,727,948
			2,727,948
GERMANY—3.2%
SGD	3,200	Deutsche Bank AG, 4.10%, 02/14/2021	2,364,893
AUD	5,000	Kreditanstalt fuer Wiederaufbau, 6.00%, 08/20/2020 (h)	3,593,696
AUD	20,500	Kreditanstalt fuer Wiederaufbau, 6.25%, 12/04/2019 (h)	14,261,198
AUD	15,000	Kreditanstalt fuer Wiederaufbau, 6.25%, 05/19/2021 (h)	11,190,692
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024 (h)	7,912,551
			39,323,030
HONG KONG—4.6%
USD	2,594	CK Hutchison Capital Securities 17 Ltd., (fixed rate to 05/12/2022, variable rate thereafter), 4.00%, 05/12/2022 (c)(d)	2,594,000
USD	4,840	CK Hutchison International 17 Ltd., 2.88%, 04/05/2022 (c)	4,856,239
USD	3,900	Far East Consortium International Ltd., 3.75%, 09/08/2021 (c)	3,822,772
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023 (c)	5,432,464
USD	8,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026 (c)	7,928,839
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027 (c)	20,165,851
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (c)	1,426,345
USD	6,800	Johnson Electric Holdings Ltd., 4.13%, 07/30/2024 (c)	6,999,376
USD	2,871	Standard Chartered PLC, 3.95%, 01/11/2023 (c)	2,928,039
			56,153,925
INDIA—17.1%
USD	5,810	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, 6.25%, 12/10/2024 (c)	5,963,674
USD	9,480	Adani Ports & Special Economic Zone Ltd., 4.00%, 06/30/2027 (c)(g)	9,550,247
INR	350,000	Adani Transmission Ltd., 10.25%, 04/15/2021	5,267,893
INR	200,000	Axis Bank Ltd., 7.60%, 10/20/2023	2,901,940
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,601,533
USD	3,840	Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025 (c)	3,968,125
USD	3,500	Export-Import Bank of India, 3.88%, 02/01/2028 (c)	3,621,604
INR	150,000	Export-Import Bank of India, 7.62%, 09/01/2026	2,169,611

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	7,000	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (c)	$7,168,000
USD	4,630	Greenko Solar Mauritius Ltd., 5.55%, 01/29/2021 (c)(g)	4,606,685
INR	750,000	HDFC Bank Ltd., 7.95%, 09/21/2026	11,208,610
INR	300,000	Housing Development Finance Corp. Ltd., 7.60%, 06/26/2020	4,375,749
INR	100,000	Housing Development Finance Corp. Ltd., 7.90%, 08/24/2026	1,446,767
INR	100,000	Housing Development Finance Corp. Ltd., 8.05%, 06/20/2022	1,471,538
INR	250,000	Housing Development Finance Corp. Ltd., 8.58%, 03/18/2022	3,731,528
INR	100,000	Housing Development Finance Corp. Ltd., 8.65%, 09/18/2020	1,475,077
INR	250,000	Housing Development Finance Corp. Ltd., 8.75%, 01/13/2020 (g)	3,657,692
USD	10,700	ICICI Bank Ltd., 4.00%, 03/18/2026 (c)	10,985,417
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	5,855,987
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,889,656
USD	2,000	Indiabulls Housing Finance Ltd., 6.38%, 05/28/2022 (c)	1,778,000
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	2,846,315
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,423,068
INR	300,000	Indiabulls Housing Finance Ltd., 9.08%, 12/31/2021	4,397,579
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	3,765,924
USD	6,800	Neerg Energy Ltd., 6.00%, 02/13/2020 (c)(g)	6,725,200
USD	3,400	NTPC Ltd., 4.75%, 10/03/2022 (c)	3,568,606
INR	250,000	NTPC Ltd., 8.10%, 05/27/2026	3,656,848
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025 (f)	3,042,884
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,509,353
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,558,681
INR	250,000	Power Finance Corp. Ltd., 7.50%, 09/17/2020	3,633,099
INR	250,000	Power Finance Corp. Ltd., 8.36%, 02/26/2020	3,652,328
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,680,983
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	5,955,987
INR	150,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2027	2,226,493
INR	500,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2028	7,437,097
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,055,184
INR	150,000	REC Ltd., 8.10%, 06/25/2024	2,183,979
USD	7,000	Reliance Industries Ltd., 4.13%, 01/28/2025 (c)	7,300,049
INR	800,000	Reliance Industries Ltd., 8.30%, 03/08/2022	12,042,373
INR	250,000	Reliance Jio Infocomm Ltd., 8.95%, 10/04/2020	3,718,167
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	2,981,016
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,332,313
INR	70,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	1,069,272
INR	50,000	State of Karnataka India, 7.38%, 09/27/2027	747,413
INR	300,000	State of Maharashtra India, 7.20%, 08/09/2027	4,413,179
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,467,880
USD	5,000	Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023 (c)	4,602,500
			207,689,103
INDONESIA—3.0%
USD	3,250	Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/2024 (c)	3,349,125
USD	6,250	Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/2021 (c)(g)	6,000,434
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,165,941
USD	2,625	LLPL Capital Pte Ltd., 6.88%, 02/04/2039 (c)(f)	3,060,586
USD	3,565	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (c)(g)	3,596,474
USD	3,400	Perusahaan Listrik Negara PT, 3.88%, 07/17/2029 (c)	3,482,932
USD	6,129	Perusahaan Listrik Negara PT, 6.15%, 05/21/2048 (c)	7,426,234
USD	6,739	TBG Global Pte Ltd., 5.25%, 02/10/2020 (c)(g)	6,834,143
			35,915,869

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
MACAU—0.6%
USD	6,600	Sands China Ltd., 5.40%, 05/08/2028 (g)	$7,387,278

MALAYSIA—2.6%
MYR	1,500	Cagamas Bhd, 4.45%, 11/25/2020	368,299
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023 (g)	1,241,450
MYR	10,000	Country Garden Real Estate Sdn Bhd, 6.40%, 05/06/2022	2,430,108
MYR	10,000	GENM Capital Bhd, 4.98%, 07/11/2023	2,518,663
USD	7,000	Gohl Capital Ltd., 4.25%, 01/24/2027 (c)	7,281,732
MYR	4,800	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	1,172,565
MYR	5,000	Pengurusan Air SPV Bhd, 4.22%, 02/07/2023	1,227,779
USD	3,600	Press Metal Labuan Ltd., 4.80%, 10/30/2020 (c)(g)	3,587,400
USD	3,736	RHB Bank Bhd, 2.50%, 10/06/2021 (c)	3,721,691
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026 (c)	6,915,796
MYR	5,000	United Overseas Bank Malaysia Bhd, 4.80%, 07/25/2023 (g)	1,240,285
			31,705,768
MONGOLIA—0.6%
USD	3,400	Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/2021 (c)(g)	3,326,937
USD	3,230	Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/2020 (c)(h)	3,336,492
			6,663,429
NETHERLANDS—0.5%
USD	6,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 08/12/2019 (c)(g)	6,089,274

NORWAY—0.8%
AUD	7,000	Kommunalbanken AS, 4.50%, 04/17/2023 (c)	5,352,932
AUD	4,988	Kommunalbanken AS, 6.50%, 04/12/2021	3,714,729
			9,067,661
PHILIPPINES —2.3%
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025 (c)	7,606,630
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023 (c)	13,298,510
USD	7,000	Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024 (c)(d)	6,965,000
			27,870,140
QATAR—0.6%
USD	5,600	QIIB Senior Sukuk Ltd., 4.26%, 03/05/2024 (c)	5,845,000
CNH	10,000	QNB Finance Ltd., 5.10%, 03/08/2021	1,487,407
			7,332,407
SAUDI ARABIA—0.6%
USD	7,000	Saudi Arabian Oil Co., 4.38%, 04/16/2049 (c)	7,274,758

SINGAPORE—2.2%
USD	4,000	DBS Group Holdings Ltd., (fixed rate to 09/07/2021, variable rate thereafter), 3.60%, 09/07/2021 (c)(d)	4,000,000
USD	2,400	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable thereafter), 4.52%, 12/11/2023 (c)(g)	2,532,780
USD	7,289	Marble II Pte Ltd., 5.30%, 06/20/2020 (c)(g)	7,358,313
USD	3,800	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (c)(d)	3,786,700

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	9,000	United Overseas Bank Ltd., (fixed rate to 09/16/2021, variable rate thereafter), 3.50%, 09/16/2021 (c)(g)	$9,064,890
			26,742,683
SOUTH KOREA—3.6%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026 (c)	11,244,639
USD	7,000	Doosan Power Systems SA, (fixed rate to 10/25/2021, variable thereafter), 3.75%, 10/25/2021 (c)(g)	7,177,758
USD	10,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022 (c)	10,803,908
USD	1,350	Korea Western Power Co. Ltd., 3.75%, 06/07/2023 (c)	1,405,806
USD	7,760	Shinhan Bank Co. Ltd., 2.88%, 03/28/2022 (c)	7,821,343
USD	4,733	Woori Bank, 5.13%, 08/06/2028 (c)	5,264,684
			43,718,138
THAILAND—3.1%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029 (c)	1,696,290
USD	10,000	GC Treasury Center Co. Ltd., 4.25%, 09/19/2022 (c)	10,378,500
USD	17,170	Krung Thai Bank PCL, (fixed rate to 12/26/2019, variable rate thereafter), 5.20%, 12/26/2019 (c)(g)	17,274,222
USD	5,386	PTTEP Treasury Center Co. Ltd., (fixed rate to 07/17/2022, variable thereafter), 4.60%, 07/17/2022 (c)(d)	5,508,730
USD	2,197	Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/2028 (c)	2,424,609
			37,282,351
TURKEY—0.3%
USD	3,300	Yapi ve Kredi Bankasi AS, (fixed rate to 01/15/2024, variable thereafter), 13.88%, 01/15/2024 (c)(d)	3,442,362
			3,442,362
UNITED ARAB EMIRATES—2.4%
USD	2,390	Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024 (c)	2,494,563
MYR	10,000	Abu Dhabi National Energy Co. PJSC, 4.65%, 03/03/2022	2,423,875
USD	5,714	Emirates Airline, 4.50%, 02/06/2025 (c)(f)	5,823,090
SGD	6,500	Emirates NBD PJSC, 3.05%, 03/06/2023 (c)	4,758,618
USD	3,500	Emirates NBD PJSC (fixed rate to 03/20/2025, variable rate thereafter), 6.13%, 03/20/2025 (c)(d)	3,640,280
USD	3,300	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (c)(d)	3,295,523
USD	3,700	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (c)(d)	3,707,474
USD	3,449	Medjool Ltd., 3.88%, 03/19/2023 (c)(f)	3,443,018
			29,586,441
UNITED KINGDOM—1.3%
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023 (c)	7,138,050
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026 (c)	5,157,958
USD	2,759	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (c)(d)	2,965,925
			15,261,933

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
VIETNAM—0.4%
USD	4,310	Mong Duong Finance Holdings BV, 5.13%, 05/07/2023 (c)(f)	$4,350,327
			4,350,327
		Total Corporate Bonds — 72.2% (cost $885,820,950)	873,879,343

GOVERNMENT BONDS—69.7%
AUSTRALIA—37.0%
AUD	42,700	Australia Government Bond, 2.75%, 10/21/2019 (c)	29,309,588
AUD	53,700	Australia Government Bond, 2.75%, 11/21/2028 (c)	41,775,125
AUD	12,400	Australia Government Bond, 3.25%, 04/21/2025 (c)	9,571,146
AUD	81,500	Australia Government Bond, 3.25%, 06/21/2039 (c)	70,894,492
AUD	51,000	Australia Government Bond, 3.75%, 04/21/2037 (c)	46,777,145
AUD	17,700	Australia Government Bond, 4.50%, 04/21/2033 (c)	16,917,237
AUD	81,700	Australia Government Bond, 5.50%, 04/21/2023 (c)	65,452,902
AUD	6,000	New South Wales Treasury Corp., 3.00%, 04/20/2029 (c)	4,598,569
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030 (c)	10,356,672
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026 (c)	6,025,502
AUD	25,000	New South Wales Treasury Corp., 6.00%, 05/01/2020 (c)	17,737,008
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	11,568,033
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023 (c)	16,883,838
AUD	51,400	Queensland Treasury Corp., 5.50%, 06/21/2021 (c)	38,095,044
AUD	4,690	Queensland Treasury Corp., 6.00%, 06/14/2021 (c)(h)	3,509,284
AUD	16,200	Queensland Treasury Corp., 6.25%, 02/21/2020 (c)	11,396,873
AUD	20,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	15,830,307
AUD	5,000	Western Australian Treasury Corp., 2.50%, 07/23/2024 (c)	3,639,149
AUD	22,000	Western Australian Treasury Corp., 2.75%, 10/20/2022 (c)	15,840,981
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	11,443,648
			447,622,543
CHINA—0.4%
CNY	10,000	Central Huijin Investment, 3.67%, 01/16/2024	1,444,453
CNY	4,000	China Government Bond, 2.85%, 01/28/2026 (i)	569,214
CNY	3,000	China Government Bond, 3.46%, 07/11/2020 (i)	439,566
CNY	10,000	China Government Bond, 3.54%, 08/16/2028	1,491,961
CNY	2,000	China Government Bond, 3.57%, 11/17/2021 (i)	295,658
			4,240,852
INDIA—3.9%
INR	200,000	Export-Import Bank of India, 8.18%, 12/07/2025	2,993,292
INR	750,000	India Government Bond, 7.68%, 12/15/2023	11,426,910
INR	1,000,000	India Government Bond, 7.72%, 05/25/2025	15,336,193
INR	1,041,880	India Government Bond, 8.08%, 08/02/2022	15,904,296
INR	110,440	India Government Bond, 8.40%, 07/28/2024	1,737,240
INR	9,590	India Government Bond, 9.20%, 09/30/2030	165,552
			47,563,483
INDONESIA—16.8%
USD	591	Indonesia Government International Bond, 5.25%, 01/08/2047 (c)	690,874
USD	5,314	Indonesia Government International Bond, 5.35%, 02/11/2049	6,424,490
USD	9,880	Indonesia Government International Bond, 8.50%, 10/12/2035 (c)	14,992,967
IDR	269,000,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	18,561,134
IDR	271,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	17,862,552
IDR	15,000,000	Indonesia Treasury Bond, 6.63%, 05/15/2033	982,967
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	974,674

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
IDR	900,000,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	$67,680,103
IDR	288,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	21,921,638
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	23,415,923
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,362,075
IDR	16,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,315,797
USD	6,970	Perusahaan Penerbit SBSN Indonesia III, 3.40%, 03/29/2022 (c)	7,088,908
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (c)	5,248,320
USD	10,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024 (c)	11,662,042
USD	1,500	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026 (c)	1,610,250
			202,794,714
MALAYSIA—2.0%
MYR	48,600	Malaysia Government Bond, 3.88%, 03/10/2022	11,945,719
MYR	6,700	Malaysia Government Bond, 4.05%, 09/30/2021	1,650,086
MYR	42,000	Malaysia Government Bond, 4.18%, 07/15/2024	10,504,570
			24,100,375
PAPUA N.GUINEA—0.2%
USD	2,612	Papua New Guinea Government International Bond, 8.38%, 10/04/2028 (c)	2,820,960
			2,820,960
PHILIPPINES —1.0%
PHP	200,000	Philippine Government Bond, 4.63%, 09/09/2040	3,639,677
PHP	428,000	Philippine Government Bond, 6.25%, 03/12/2024	8,959,367
			12,599,044
SRI LANKA—2.1%
LKR	550,000	Sri Lanka Government Bonds, 9.00%, 05/01/2021	3,128,085
LKR	90,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020	513,492
LKR	400,000	Sri Lanka Government Bonds, 9.45%, 10/15/2021	2,292,131
LKR	500,000	Sri Lanka Government Bonds, 10.00%, 03/15/2023	2,878,836
LKR	150,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021	883,451
LKR	80,000	Sri Lanka Government Bonds, 11.20%, 07/01/2022	476,777
LKR	650,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021	3,883,971
USD	4,160	Sri Lanka Government International Bond, 7.55%, 03/28/2030 (c)	4,232,573
USD	6,600	Sri Lanka Government International Bond, 7.85%, 03/14/2029 (c)	6,855,370
			25,144,686
SUPRANATIONAL—5.5%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	10,519,227
AUD	6,800	Asian Development Bank, 6.25%, 03/05/2020	4,790,429
AUD	4,000	Eurofima, 5.50%, 06/30/2020	2,840,877
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	11,032,452
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	7,681,342
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	7,952,166
AUD	15,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	10,984,094
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	11,154,203
			66,954,790
THAILAND—0.8%
THB	129,000	Thailand Government Bond, 1.88%, 06/17/2022	4,212,490
THB	129,000	Thailand Government Bond, 2.00%, 12/17/2022	4,231,488

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
THB	50,000	Thailand Government Bond, 3.65%, 12/17/2021	$1,699,384
			10,143,362
		Total Government Bonds — 69.7% (cost $877,727,881)	843,984,809

SHORT-TERM INVESTMENT—2.2%
UNITED STATES—2.2%
USD	27,042,072	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(j)	27,042,072
			27,042,072
		Total Short-Term Investment — 2.2% (cost $27,042,072)	27,042,072
		Total Investments — 144.7% (cost $1,799,307,855)	1,752,439,406
		Long Term Debt Securities	(531,000,000)
		Mandatory Redeemable Preferred Stock at Liquidation Value	(50,000,000)
		Other Assets in Excess of Liabilities — 3.3%	39,736,868
		Net Assets—100.0%	$1,211,176,274

AUD—Australian Dollar

CNH—Chinese Yuan Renminbi Offshore

CNY—Chinese Yuan Renminbi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

LKR—Sri Lanka Rupee

MYR—Malaysian Ringgit

PHP—Philippine Peso

SGD—Singapore Dollar

THB—Thai Baht

USD—U.S. Dollar

(a)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Illiquid security.
(c)	Denotes a restricted security.
(d)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.
(f)	Sinkable security.
(g)	The maturity date presented for these instruments represents the next call/put date.
(h)	This security is government guaranteed.
(i)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

See Notes to Portfolio of Investments.

At July 31, 2019, the Company held the following futures contracts:

At July 31, 2019, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Note 6%-Ultra Bond	185	09/19/2019	$31,300,122	$32,849,063	$1,548,940
United States Treasury Note 6%—2 year	157	09/30/2019	33,543,168	33,661,781	118,614
					$1,667,554
Short Contract Positions
United States Treasury Note 6%—10 year	(134)	09/19/2019	$(16,961,735)	$(17,074,532)	$(112,796)
United States Treasury Note 6%—5 year	(115)	09/30/2019	(13,413,399)	(13,518,789)	(105,391)
					$(218,187)
					$1,449,367

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/United States Dollar
08/01/2019	Citibank N.A.	IDR	21,708,000,000	USD	1,546,815	$1,548,691	$1,876
08/01/2019	HSBC Bank USA	IDR	50,410,500,000	USD	3,592,027	3,596,383	4,356
Philippine Peso/United States Dollar
10/18/2019	Royal Bank of Canada	PHP	287,046,240	USD	5,600,000	5,619,676	19,676
Singapore Dollar/United States Dollar
09/11/2019	Royal Bank of Canada	SGD	35,490,000	USD	26,239,326	25,843,996	(395,330)
South Korean Won/United States Dollar
08/30/2019	HSBC Bank USA	KRW	47,331,354,000	USD	39,800,000	39,874,463	74,463
Thai Baht/United States Dollar
08/22/2019	HSBC Bank USA	THB	562,241,150	USD	17,586,523	18,202,325	615,802
08/22/2019	UBS	THB	108,946,250	USD	3,500,000	3,527,090	27,090
						$98,212,624	$347,933

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
09/20/2019	Citibank N.A.	USD	149,515,508	AUD	214,500,000	$146,929,439	$2,586,069
United States Dollar/Chinese Yuan Renminbi Offshore
10/11/2019	Citibank N.A.	USD	3,200,000	CNH	22,033,117	3,188,067	11,933
10/11/2019	Royal Bank of Canada	USD	14,406,277	CNH	99,300,000	14,368,146	38,131
United States Dollar/Indian Rupee
02/03/2020	UBS	USD	16,500,000	INR	1,160,775,000	16,434,589	65,411
United States Dollar/Indonesian Rupiah
08/01/2019	Citibank N.A.	USD	1,500,000	IDR	21,708,000,000	1,548,691	(48,691)
08/01/2019	HSBC Bank USA	USD	3,500,000	IDR	50,410,500,000	3,596,383	(96,383)
08/30/2019	Citibank N.A.	USD	5,000,000	IDR	70,380,000,000	4,979,538	20,462
United States Dollar/Malaysian Ringgit
08/16/2019	BNP Paribas S.A.	USD	12,400,000	MYR	51,217,300	12,409,468	(9,468)
08/16/2019	Standard Chartered Bank	USD	6,529,577	MYR	27,161,080	6,580,873	(51,296)
United States Dollar/Philippine Peso
10/18/2019	Royal Bank of Canada	USD	12,200,000	PHP	625,957,200	12,254,739	(54,739)
United States Dollar/Singapore Dollar
09/19/2019	Citibank N.A.	USD	10,900,000	SGD	14,837,163	10,805,994	94,006
United States Dollar/South Korean Won
08/30/2019	Citibank N.A.	USD	7,799,999	KRW	9,093,220,000	7,660,614	139,385
United States Dollar/Thai Baht
08/22/2019	BNP Paribas S.A.	USD	2,600,000	THB	80,388,204	2,602,535	(2,535)
08/22/2019	UBS	USD	9,900,000	THB	302,841,000	9,804,352	95,648
						$253,163,428	$2,787,933
						$351,376,052	$3,135,866

* Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2019, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Fixed Rate	Floating Rate Index	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	26,000,000	07/23/2029	Citibank	Pay	1.99%	3-month LIBOR Index	$—	$(20,442)
USD	55,000,000	10/28/2026	Citibank	Pay	1.57%	3-month LIBOR Index	—	976,260
							$—	$955,818

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.